HEALTH CARE REFORM (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premium Deficiency Reserve Activity [Roll Forward]
Balance at January 1			$ 176	$ 0
Current period results applied to the PDR liability for the 2016 coverage year			(384)	0
Change in full year estimate recorded in benefits expense		$ 208	208	176
Balance at December 31	$ 0		0	176	$ 0
Premiums reduction, write off of risk corridor receivables			583
Future policy benefits payable	2,834		2,834	2,151
Other current assets	3,438		3,438	4,712
Trade accounts payable and accrued expenses	(2,467)		(2,467)	(2,212)
Other long-term assets	2,226		2,226	2,475
Risk Adjustment Settlement
Premium Deficiency Reserve Activity [Roll Forward]
Total net asset (liability)	196		196	(87)
Reinsurance Recoverables
Premium Deficiency Reserve Activity [Roll Forward]
Total net asset (liability)	260		260	610
Risk Corridor Settlement
Premium Deficiency Reserve Activity [Roll Forward]
Total net asset (liability)	0		0	459
2014 and 2015 Coverage Years
Premium Deficiency Reserve Activity [Roll Forward]
Premiums reduction, write off of risk corridor receivables	415
2014 Coverage Year
Premium Deficiency Reserve Activity [Roll Forward]
Decrease in premiums receivable			36
2014 Coverage Year | Risk Adjustment Settlement
Premium Deficiency Reserve Activity [Roll Forward]
Premiums receivable	0		0
Prior Coverage Years | Risk Adjustment Settlement
Premium Deficiency Reserve Activity [Roll Forward]
Premiums receivable				126
Other current assets	0		0	0
Trade accounts payable and accrued expenses	0		0	(223)
Net current (liability) asset	0		0	(97)
Other long-term assets	0		0	10
Total net asset (liability)	0		0	(87)
Prior Coverage Years | Reinsurance Recoverables
Premium Deficiency Reserve Activity [Roll Forward]
Premiums receivable	0		0	0
Other current assets	54		54	610
Trade accounts payable and accrued expenses	0		0	0
Net current (liability) asset	54		54	610
Other long-term assets	0		0	0
Total net asset (liability)	54		54	610
Prior Coverage Years | Risk Corridor Settlement
Premium Deficiency Reserve Activity [Roll Forward]
Premiums receivable	0		0	0
Other current assets	0		0	0
Trade accounts payable and accrued expenses	0		0	0
Net current (liability) asset	0		0	0
Other long-term assets	0		0	459
Total net asset (liability)	0		0	459
Current Coverage Year | Risk Adjustment Settlement
Premium Deficiency Reserve Activity [Roll Forward]
Premiums receivable	307		307	0
Other current assets	0		0	0
Trade accounts payable and accrued expenses	(117)		(117)	0
Net current (liability) asset	190		190	0
Other long-term assets	6		6	0
Total net asset (liability)	196		196	0
Current Coverage Year | Reinsurance Recoverables
Premium Deficiency Reserve Activity [Roll Forward]
Premiums receivable	0		0	0
Other current assets	206		206	0
Trade accounts payable and accrued expenses	0		0	0
Net current (liability) asset	206		206	0
Other long-term assets	0		0	0
Total net asset (liability)	206		206	0
Current Coverage Year | Risk Corridor Settlement
Premium Deficiency Reserve Activity [Roll Forward]
Premiums receivable	0		0	0
Other current assets	0		0	0
Trade accounts payable and accrued expenses	0		0	0
Net current (liability) asset	0		0	0
Other long-term assets	0		0	0
Total net asset (liability)	$ 0		0	0
Prior Coverage Years
Premium Deficiency Reserve Activity [Roll Forward]
Proceeds from risk corridor settlements			383
Health Care Reform
Premium Deficiency Reserve Activity [Roll Forward]
Payment of annual health insurance industry fee			$ 916	$ 867	$ 562